Consolidated Statements Of Equity (Deficit) (USD $) In Millions, except Share data	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]		Non-controlling Interests [Member]
Balance at Dec. 31, 2008	$ (731)	$ 0	$ 2,013	$ (2,700)	$ (46)		$ 2
Balance (in shares) at at Dec. 31, 2008		8,000,000
Net loss	(260)			(262)			2
Other comprehensive income (loss)	14				14	[1]
Stock-based compensation	7		7
Dividends	(2)						(2)
Balance at Dec. 31, 2009	(972)	0	2,020	(2,962)	(32)		2
Balance (in shares) at at Dec. 31, 2009		8,000,000
Net loss	(97)			(99)			2
Other comprehensive income (loss)	2				2	[1]
Stock-based compensation (in shares)		0
Stock-based compensation	6		6
Dividends	(2)						(2)
Balance at Dec. 31, 2010	(1,063)	0	2,026	(3,061)	(30)		2
Balance (in shares) at at Dec. 31, 2010		8,000,000
Net loss	(439)			(441)			2
Other comprehensive income (loss)	(2)				(2)	[1]
Stock-based compensation	7		7
Dividends	(2)						(2)
Balance at Dec. 31, 2011	$ (1,499)	$ 0	$ 2,033	$ (3,502)	$ (32)		$ 2
Balance (in shares) at at Dec. 31, 2011		8,000,000

[1]	As of December 31, 2011, the Company does not have any after-tax components of accumulated other comprehensive loss attributable to noncontrolling interests.